CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH	Cash and restricted cash are as follows:
	December 31, 2021	December 31, 2020
Cash on hand	$646	$141
Bank balances	55,683	29,517
Restricted cash	114,199	28,746
Total	$170,528	$58,404